Equity (Tables)	12 Months Ended
Dec. 31, 2018
Equity
Schedule of Outstanding Shares

The numbers of shares held by the shareholders on 31 December 2018, based on the most recent mandatory disclosures, are as follows:

	31.12.2018	31.12.2017	31.12.2016
Maruho Deutschland Co., Ltd., Osaka Japan The total share of voting rights is assigned to Maruho Co., Ltd, Osaka, through the company Maruho Deutschland GmbH, Düsseldorf, which is controlled by the former.	8,891,843	7,631,586	7,631,586
Wilhelm Konrad Thomas Zours The voting rights through the chain of subsidiaries listed below are attributed to Mr. Zours:	8,935,384	3,400,907	3,400,907
● DELPHI Unternehmensberatung AG
● VV Beteiligungen AG
● Deutsche Balaton AG
● Deutsche Balaton Biotech AG
● Prisma Equity AG
Liechtensteinische Landesbank AG (LLB), Vienna, Austria (previously: Semper Constantia Invest GmbH)	-	1,165,212	NA
Universal-Investment-Gesellschaft mbH, Frankfurt am Main, Germany The share of voting rights is attributed to Universal-Investment GmbH through the company FEHO Vemögensverwaltungsgesellschaft.	-	799,463	799,463
Free float	26,805,447	25,419,660	25,890,477
Total	44,632,674	38,416,828	37,722,433

Schedule of Stock Option Activity

2010 share option program	31.12.2018	31.12.2017
Outstanding at the beginning of the period	364,350	439,500
Granted during the period	-	-
forfeited during the period	19,000	4,500
Exercised during the period	195,500	-
Expired during the period	12,000	70,650
Outstanding at the end of the period	137,850	364,350
Exercisable at the end of the period	137,850	-
Range of exercise prices for outstanding options	EUR 3.093 - 3.15	EUR 3.26 - 4.05
Weighted average of remaining contractual life	12 months	18 months

2015 share option program	31 December 2018	31 December 2017
Outstanding at the beginning of the period	1,143,500	548,000
Granted during the period	180,000	629,500
Forfeited during the period	69,500	34,000
Exercised during the period	-	-
Expired during the period	-	-
Outstanding at the end of the period	1,254,000	1,143,500
Exercisable at the end of the period	-	-
Range of exercise prices for outstanding options	EUR 2.25 - 5.73	EUR 2.49 - 4.02
Weighted average of remaining contractual life	50 months	60 months